Schedule of investments
Delaware Enhanced Global Dividend and Income Fund
August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 57.16%~
Communication Services — 6.34%
AT&T	37,900	$1,129,799
Century Communications =, †	125,000	0
Comcast Class A	17,700	793,137
KDDI	57,700	1,676,822
Orange	107,520	1,197,123
Publicis Groupe †	45,130	1,581,747
Verizon Communications	20,300	1,203,181
		7,581,809
Consumer Discretionary — 5.42%
adidas AG †	4,690	1,424,948
Hennes & Mauritz Class B	49,290	785,809
Next	9,020	722,745
Sodexo	15,830	1,132,688
Swatch Group	4,490	948,714
Target	5,800	877,018
Whirlpool	3,300	586,476
		6,478,398
Consumer Staples — 14.95%
Archer-Daniels-Midland	10,100	452,076
Asahi Group Holdings	29,200	1,023,647
British American Tobacco ADR	10,840	366,067
Conagra Brands	19,400	744,184
Danone	33,180	2,181,704
Diageo	47,740	1,601,474
General Mills	6,700	428,465
Kao	9,000	685,654
Kerry Group Class A	4,820	632,714
Kirin Holdings	24,000	472,454
Koninklijke Ahold Delhaize	100,800	3,033,706
Lawson	16,500	814,757
Mondelez International Class A	8,200	479,044
Nestle	22,160	2,661,308
Procter & Gamble	3,500	484,155
Seven & i Holdings	55,700	1,805,392
		17,866,801
Energy — 1.19%
ConocoPhillips	11,500	435,735
TOTAL ADR	10,800	427,356
Williams	27,000	560,520
		1,423,611
Financials — 3.51%
Allstate	4,400	409,200
	Number of shares	Value (US $)
Common Stock~ (continued)
Financials (continued)
American International Group	27,700	$807,178
Bank of New York Mellon	15,000	554,700
MetLife	14,700	565,362
Truist Financial	26,200	1,016,822
US Bancorp	23,300	848,120
		4,201,382
Healthcare — 11.56%
AbbVie	7,500	718,275
Amgen	1,800	455,976
AstraZeneca ADR	16,400	918,400
Bristol-Myers Squibb	6,800	422,960
Cardinal Health	11,300	573,588
CVS Health	6,300	391,356
Fresenius Medical Care AG & Co.	28,350	2,404,065
Johnson & Johnson	4,500	690,345
Merck & Co.	11,000	937,970
Novo Nordisk Class B	40,130	2,658,006
Pfizer	22,460	848,763
Roche Holding	8,010	2,797,452
		13,817,156
Industrials — 6.24%
Caterpillar	5,200	740,012
G4S	699,550	1,348,456
Lockheed Martin	2,300	897,598
Makita	26,700	1,235,236
Raytheon Technologies	12,900	786,900
Secom	6,700	634,164
Securitas Class B †	95,974	1,365,858
Stanley Black & Decker	2,800	451,640
		7,459,864
Information Technology — 3.09%
Broadcom	3,600	1,249,740
Cisco Systems	27,500	1,161,050
Intel	14,700	748,965
International Business Machines	4,300	530,233
		3,689,988
Materials — 2.90%
Air Liquide	16,640	2,761,164
DuPont de Nemours	12,600	702,576
		3,463,740

NQ-DEX [8/20] 10/20 (1353947)    1

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock~ (continued)
REIT Multifamily — 0.76%
Equity Residential	16,000	$903,200
		903,200
Utilities — 1.20%
Edison International	16,300	855,424
Entergy	5,800	575,012
		1,430,436
Total Common Stock (cost $65,488,921)		68,316,385
	Principal amount°
Convertible Bonds — 10.44%
Brokerage — 0.25%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	227,000	293,782
		293,782
Capital Goods — 0.43%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	64,000	105,683
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	310,000	413,904
		519,587
Communications — 1.52%
DISH Network 2.375% exercise price $82.22, maturity date 3/15/24	217,000	204,916
GCI Liberty 144A 1.75% exercise price $370.52, maturity date 9/30/46 #	271,000	454,738
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	633,000	665,242
Liberty Media 2.25% exercise price $33.63, maturity date 9/30/46	1,019,000	489,332
		1,814,228
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Cyclical — 0.42%
Team 5.00% exercise price $21.70, maturity date 8/1/23	583,000	$500,551
		500,551
Consumer Non-Cyclical — 1.89%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	416,000	444,410
Chefs' Warehouse 144A 1.875% exercise price $44.20, maturity date 12/1/24 #	328,000	244,979
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	29,000	34,811
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	343,000	326,811
Integra LifeSciences Holdings 144A 0.50% exercise price $73.67, maturity date 8/15/25 #	473,000	449,367
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	264,000	300,300
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	492,000	394,884
Tricida 144A 3.50% exercise price $33.22, maturity date 5/15/27 #	101,000	65,418
		2,260,980
Electric — 0.35%
NRG Energy 2.75% exercise price $47.74, maturity date 6/1/48	391,000	417,637
		417,637

2    NQ-DEX [8/20] 10/20 (1353947)

(Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Energy — 1.48%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	1,000,000	$678,099
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	479,000	452,166
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	659,000	639,361
		1,769,626
Industrials — 0.03%
Middleby 144A 1.00% exercise price $128.62, maturity date 9/1/25 #	37,000	38,378
		38,378
Real Estate Investment Trusts — 0.52%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	661,000	619,045
		619,045
Technology — 3.55%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	704,000	629,200
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	226,000	240,419
Ligand Pharmaceuticals 0.75% exercise price $248.48, maturity date 5/15/23	301,000	273,110
Microchip Technology 1.625% exercise price $94.91, maturity date 2/15/27	232,000	369,816
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	252,000	325,584
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	326,000	379,233
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Pluralsight 0.375% exercise price $38.76, maturity date 3/1/24	639,000	$581,631
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	519,000	504,899
Retrophin 2.50% exercise price $38.80, maturity date 9/15/25	435,000	384,615
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	230,000	294,175
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	252,000	255,316
		4,237,998
Total Convertible Bonds (cost $12,469,836)		12,471,812

Corporate Bonds — 56.76%
Automotive — 1.73%
Allison Transmission 144A 5.875% 6/1/29 #	715,000	783,901
Ford Motor 9.00% 4/22/25	305,000	357,323
Ford Motor Credit 4.542% 8/1/26	675,000	689,765
KAR Auction Services 144A 5.125% 6/1/25 #	237,000	239,074
		2,070,063
Banking — 2.77%
Ally Financial
5.75% 11/20/25	702,000	788,901
8.00% 11/1/31	250,000	340,299

Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	202,375
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	208,000
Credit Suisse Group 144A 6.25% #, μ, ψ	485,000	529,646
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	211,000

NQ-DEX [8/20] 10/20 (1353947)    3

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Natwest Group 8.625% μ, ψ	315,000	$331,818
Popular 6.125% 9/14/23	655,000	699,144
		3,311,183
Basic Industry — 6.02%
Avient 144A 5.75% 5/15/25 #	188,000	199,985
BMC East 144A 5.50% 10/1/24 #	312,000	324,837
Boise Cascade 144A 4.875% 7/1/30 #	18,000	19,575
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	250,000	265,439
Freeport-McMoRan
4.55% 11/14/24	365,000	394,523
5.45% 3/15/43	400,000	450,560

Hudbay Minerals 144A 7.625% 1/15/25 #	245,000	254,663
Koppers 144A 6.00% 2/15/25 #	484,000	498,815
Lennar 5.875% 11/15/24	155,000	173,777
Minera Mexico 144A 4.50% 1/26/50 #	200,000	218,484
NOVA Chemicals 144A 5.00% 5/1/25 #	285,000	285,742
OCP 144A 4.50% 10/22/25 #	200,000	212,030
Olin
5.00% 2/1/30	380,000	367,580
5.125% 9/15/27	478,000	472,219

PulteGroup 5.00% 1/15/27	170,000	194,225
Standard Industries
144A 4.75% 1/15/28 #	730,000	770,150
144A 5.00% 2/15/27 #	125,000	130,887
144A 6.00% 10/15/25 #	50,000	51,690

Steel Dynamics 5.00% 12/15/26	665,000	711,472
Tronox 144A 6.50% 4/15/26 #	695,000	716,918
Univar Solutions USA 144A 5.125% 12/1/27 #	305,000	319,353
Vale Overseas 3.75% 7/8/30	150,000	157,725
		7,190,649
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage — 0.84%
E*TRADE Financial 5.875% μ, ψ	920,000	$999,925
		999,925
Capital Goods — 3.04%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	675,000	702,931
Ashtead Capital 144A 4.375% 8/15/27 #	375,000	390,938
Bombardier 144A 6.00% 10/15/22 #	560,000	478,800
Crown Americas 4.75% 2/1/26	334,000	349,367
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	699,000	710,506
TransDigm 144A 6.25% 3/15/26 #	288,000	304,262
Vertical US Newco 144A 5.25% 7/15/27 #	670,000	699,312
		3,636,116
Communications — 5.63%
Altice France 144A 7.375% 5/1/26 #	910,000	967,057
Altice France Holding 144A 6.00% 2/15/28 #	680,000	681,262
CenturyLink 144A 5.125% 12/15/26 #	640,000	664,627
Colombia Telecomunicaciones 144A 4.95% 7/17/30 #	200,000	212,150
Level 3 Financing 144A 4.25% 7/1/28 #	605,000	623,301
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	235,299
Sprint
7.125% 6/15/24	918,000	1,068,066
7.625% 3/1/26	30,000	36,940
7.875% 9/15/23	40,000	46,600

T-Mobile USA 6.50% 1/15/26	720,000	754,650
Zayo Group Holdings
144A 4.00% 3/1/27 #	770,000	762,342
144A 6.125% 3/1/28 #	660,000	682,585
		6,734,879
Consumer Cyclical — 2.91%
Boyd Gaming 6.375% 4/1/26	513,000	535,521

4    NQ-DEX [8/20] 10/20 (1353947)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Caesars Entertainment 144A 6.25% 7/1/25 #	660,000	$699,405
GLP Capital / GLP Financing II 5.375% 4/15/26	122,000	135,618
Hilton Worldwide Finance 4.875% 4/1/27	435,000	446,882
L Brands 144A 6.875% 7/1/25 #	640,000	693,433
MGM Growth Properties Operating Partnership 5.75% 2/1/27	195,000	216,024
MGM Resorts International 5.75% 6/15/25	73,000	78,440
Scientific Games International 144A 8.25% 3/15/26 #	292,000	301,296
William Carter 144A 5.625% 3/15/27 #	355,000	378,176
		3,484,795
Consumer Non-Cyclical — 3.87%
Aramark Services 144A 5.00% 2/1/28 #	530,000	531,534
Cott Holdings 144A 5.50% 4/1/25 #	603,000	624,105
JBS USA LUX
144A 5.75% 6/15/25 #	377,000	390,195
144A 6.50% 4/15/29 #	360,000	409,500
144A 6.75% 2/15/28 #	40,000	44,392

Kraft Heinz Foods 5.20% 7/15/45	625,000	709,261
Pilgrim's Pride 144A 5.875% 9/30/27 #	815,000	866,956
Post Holdings
144A 5.00% 8/15/26 #	244,000	253,647
144A 5.625% 1/15/28 #	400,000	428,370
144A 5.75% 3/1/27 #	345,000	365,378
		4,623,338
Electric — 0.89%
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	250,000	268,726
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Israel Electric 144A 4.25% 8/14/28 #	250,000	$283,839
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	506,831
		1,059,396
Energy — 7.12%
Cheniere Corpus Christi Holdings
5.125% 6/30/27	92,000	103,783
5.875% 3/31/25	222,000	256,353
7.00% 6/30/24	370,000	431,423

Cheniere Energy Partners 5.25% 10/1/25	360,000	368,726
Crestwood Midstream Partners 6.25% 4/1/23	495,000	488,761
Energy Transfer Operating 5.50% 6/1/27	260,000	290,522
EQM Midstream Partners 144A 6.50% 7/1/27 #	625,000	685,259
Genesis Energy 6.50% 10/1/25	80,000	69,425
KazMunayGas National 144A 5.375% 4/24/30 #	216,000	259,790
Murphy Oil 5.875% 12/1/27	486,000	467,318
Murphy Oil USA 5.625% 5/1/27	936,000	995,492
Newfield Exploration 5.375% 1/1/26	662,000	657,963
NuStar Logistics 5.625% 4/28/27	402,000	404,941
Occidental Petroleum 3.50% 8/15/29	790,000	680,664
Petrobras Global Finance 6.75% 6/3/50	100,000	111,659
Precision Drilling 144A 7.125% 1/15/26 #	650,000	444,314
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	200,000	209,590
Southwestern Energy 7.75% 10/1/27	465,000	476,625
Targa Resources Partners 5.375% 2/1/27	708,000	732,649

NQ-DEX [8/20] 10/20 (1353947)    5

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	$203,610
Transocean Proteus 144A 6.25% 12/1/24 #	189,150	169,289
		8,508,156
Financials — 0.45%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	400,000	340,000
DAE Funding 144A 5.75% 11/15/23 #	201,000	200,728
		540,728
Healthcare — 5.72%
Bausch Health 144A 5.50% 11/1/25 #	1,000,000	1,033,200
Centene
3.375% 2/15/30	535,000	557,237
4.625% 12/15/29	360,000	394,969
144A 5.375% 8/15/26 #	880,000	935,277

CHS 144A 6.625% 2/15/25 #	305,000	311,832
Encompass Health
5.75% 11/1/24	420,000	423,190
5.75% 9/15/25	361,000	374,698
HCA
5.375% 2/1/25	1,076,000	1,213,335
5.875% 2/15/26	166,000	190,277
7.58% 9/15/25	194,000	227,465

Hill-Rom Holdings 144A 5.00% 2/15/25 #	378,000	391,720
Tenet Healthcare
5.125% 5/1/25	415,000	423,819
8.125% 4/1/22	329,000	355,567
		6,832,586
Insurance — 1.27%
HUB International 144A 7.00% 5/1/26 #	685,000	711,376
USI 144A 6.875% 5/1/25 #	782,000	803,986
		1,515,362
Media — 5.95%
AMC Networks 4.75% 8/1/25	805,000	834,387
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.50% 8/15/30 #	380,000	$403,752
144A 5.125% 5/1/27 #	250,000	266,589
144A 5.375% 6/1/29 #	370,000	407,041
144A 5.875% 5/1/27 #	506,000	532,439

CSC Holdings 144A 3.375% 2/15/31 #	900,000	889,038
Gray Television 144A 5.875% 7/15/26 #	747,000	776,506
Lamar Media 5.75% 2/1/26	399,000	416,785
Netflix 5.875% 11/15/28	685,000	842,060
Sinclair Television Group 144A 5.125% 2/15/27 #	453,000	441,675
Sirius XM Radio 144A 5.00% 8/1/27 #	905,000	961,241
Terrier Media Buyer 144A 8.875% 12/15/27 #	325,000	337,082
		7,108,595
Real Estate Investment Trusts — 0.41%
SBA Communications 4.875% 9/1/24	480,000	493,656
		493,656
Services — 2.46%
Covanta Holding 5.875% 7/1/25	557,000	583,171
GFL Environmental 144A 3.75% 8/1/25 #	130,000	131,050
Iron Mountain 144A 4.50% 2/15/31 #	590,000	606,962
PowerTeam Services 144A 9.033% 12/4/25 #	640,000	684,800
Prime Security Services Borrower 144A 5.75% 4/15/26 #	495,000	548,071
Service Corp. International 4.625% 12/15/27	360,000	388,946
		2,943,000
Technology — 1.51%
BY Crown Parent 144A 7.375% 10/15/24 #	70,000	71,480
CommScope Technologies 144A 5.00% 3/15/27 #	232,000	230,865

6    NQ-DEX [8/20] 10/20 (1353947)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	350,000	$367,463
SS&C Technologies 144A 5.50% 9/30/27 #	1,055,000	1,131,329
		1,801,137
Transportation — 1.71%
Delta Air Lines 144A 7.00% 5/1/25 #	635,000	695,845
Mileage Plus Holdings 144A 6.50% 6/20/27 #	330,000	344,850
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	142,282
United Rentals North America 3.875% 2/15/31	840,000	866,775
		2,049,752
Utilities — 2.46%
AES
5.50% 4/15/25	345,000	356,454
6.00% 5/15/26	57,000	59,982
Calpine
144A 5.00% 2/1/31 #	335,000	350,777
144A 5.25% 6/1/26 #	320,000	334,632

Enel 144A 8.75% 9/24/73 #, μ	200,000	235,210
Grupo Energia Bogota 144A 4.875% 5/15/30 #	200,000	226,660
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	200,000	202,962
PG&E 5.25% 7/1/30	665,000	664,129
Vistra Operations
144A 5.50% 9/1/26 #	105,000	110,381
144A 5.625% 2/15/27 #	375,000	397,110
		2,938,297
Total Corporate Bonds (cost $65,883,600)		67,841,613

Sovereign Bonds — 2.82%Δ
Azerbaijan — 0.13%
Republic of Azerbaijan International Bond
144A 3.50% 9/1/32 #	150,000	153,693
		153,693
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Brazil — 0.18%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	1,000,000	$213,536
			213,536
Colombia — 0.17%
Oleoducto Central
144A 4.00% 7/14/27 #		200,000	208,550
			208,550
Czechia — 0.15%
Czech Republic Government Bond
0.45% 10/25/23	CZK	3,960,000	180,044
			180,044
Guatemala — 0.19%
Guatemala Government Bond
144A 4.875% 2/13/28 #		200,000	224,700
			224,700
Honduras — 0.14%
Honduras Government International Bond
144A 5.625% 6/24/30 #		150,000	164,925
			164,925
Indonesia — 0.19%
Indonesia Government International Bond
144A 4.125% 1/15/25 #		200,000	223,319
			223,319
Israel — 0.18%
Israel Government International Bond
2.75% 7/3/30		200,000	220,894
			220,894
Kenya — 0.17%
Kenya Government International Bond
144A 6.875% 6/24/24 #		200,000	206,678
			206,678
Panama — 0.06%
Panama Government International Bond
144A 3.75% 4/17/26 #		67,000	71,634
			71,634

NQ-DEX [8/20] 10/20 (1353947)    7

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Paraguay — 0.19%
Paraguay Government International Bond
144A 4.95% 4/28/31 #	200,000	$232,500
		232,500
Peru — 0.18%
Peruvian Government International Bond
2.392% 1/23/26	200,000	210,600
		210,600
Philippines — 0.21%
Philippine Government International Bond
5.50% 3/30/26	200,000	246,205
		246,205
Poland — 0.07%
Republic of Poland Government Bond
4.00% 10/25/23	289,000	87,551
		87,551
Serbia — 0.11%
Serbia International Bond
144A 3.125% 5/15/27 #	100,000	127,878
		127,878
Ukraine — 0.21%
Ukraine Government International Bond
144A 7.75% 9/1/21 #	237,000	246,316
		246,316
Uruguay — 0.10%
Uruguay Government International Bond
4.375% 1/23/31	100,000	120,032
		120,032
Uzbekistan — 0.19%
Republic of Uzbekistan Bond
144A 5.375% 2/20/29 #	200,000	225,674
		225,674
Total Sovereign Bonds (cost $3,186,697)		3,364,729

	Principal amount°	Value (US $)

Supranational Banks — 0.35%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	200,000	$211,678
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #	200,000	206,620
Total Supranational Banks (cost $403,172)		418,298
	Number of shares
Convertible Preferred Stock — 2.90%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	173	252,425
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	5,400	241,422
Assurant 6.50% exercise price $106.63, maturity date 3/15/21	3,038	357,329
Bank of America 7.25% exercise price $50.00 ψ	190	284,056
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	12,037	587,406
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	8,982	415,956
Essential Utilities 6.00% exercise price $42.37, maturity date 4/30/22	6,650	373,796
Lyondellbasell Advanced Polymers 6.00% exercise price $52.32 ψ	596	615,370
QTS Realty Trust 6.50% exercise price $46.86 ψ	2,252	342,867
Total Convertible Preferred Stock (cost $3,238,367)		3,470,627

8    NQ-DEX [8/20] 10/20 (1353947)

(Unaudited)
	Number of shares	Value (US $)

Preferred Stock — 0.57%
Bank of America 6.50% μ	470,000	$531,178
GMAC Capital Trust I 6.065% (LIBOR03M + 5.785%) •	6,000	147,180
Total Preferred Stock (cost $635,600)		678,358

Exchange-Traded Funds — 0.42%
iShares MSCI EAFE ETF	750	48,735
Vanguard FTSE Developed Markets ETF	10,850	454,289
Total Exchange-Traded Funds (cost $500,041)		503,024

Limited Partnerships@ — 1.31%
Merion Champion's Walk=, †, π	1,085,000	914,438
Merion Countryside=, †, π	780,938	649,115
Total Limited Partnerships (cost $911,803)		1,563,553
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Auction Pass Through Trust Series 2007-B 144A 0.241% 1/15/87 #, =, ♦	500,000	500
Total Leveraged Non-Recourse Security (cost $425,000)		500

Loan Agreement — 0.46%
Frontier Communications Tranche B-1 5.352% (LIBOR03M + 2.75%) 6/17/24 •	540,610	547,830
Total Loan Agreement (cost $528,784)		547,830
	Number of shares	Value (US $)
Short-Term Investments — 3.91%
Money Market Mutual Funds — 3.91%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	1,168,417	$1,168,417
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,168,417	1,168,417
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,168,417	1,168,417
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,168,417	1,168,417
Total Short-Term Investments (cost $4,673,668)		4,673,668

Total Value of Securities—137.10% (cost $158,345,489)		163,850,397
Borrowing Under Line of Credit - (38.15%)		(45,600,000)

Receivables and Other Assets Net of Liabilities — 1.05%		1,264,134
Net Assets Applicable to 12,007,336 Shares Outstanding—100.00%		$119,514,531
~	Securities have been classified by type of business.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2020, the aggregate value of Rule 144A securities was $44,890,767, which represents 37.54% of the Fund's net assets.

NQ-DEX [8/20] 10/20 (1353947)    9

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of origin.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
@	Invests in multi-family real estate properties.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2020, the aggregate value of restricted securities was $1,563,553, which represented 1.31% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Merion Champion's Walk	8/4/17	$822,185	$828,482
Merion Champion’s Walk	2/13/18	21,326	21,489
Merion Champion's Walk	7/11/18	22,403	21,489
Merion Champion's Walk	10/22/18	22,767	21,489
Merion Champion's Walk	2/13/19	23,121	21,489
Merion Countryside	5/11/16	—	576,414
Merion Countryside	4/7/17	—	46,736
Merion Countryside	5/3/18	—	25,965
Total		$911,803	$1,563,553

The following foreign currency exchange contracts and swap contracts were outstanding at August 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	BRL	1,186,628	USD	(216,968)	9/2/20	$—	$(383)
BNYM	EUR	(25,047)	USD	29,915	9/1/20	25	—
BNYM	JPY	(1,618,415)	USD	15,277	9/1/20	—	(3)
JPMCB	BRL	450,442	USD	(87,000)	9/25/20	—	(4,845)
JPMCB	BRL	(975,304)	USD	176,000	8/27/21	551	—
JPMCB	EUR	(315,293)	USD	364,336	9/25/20	—	(12,130)
JPMCB	KZT	36,822,750	USD	(87,000)	10/30/20	—	(643)
JPMCB	MXN	(1,926,397)	USD	87,000	9/25/20	—	(767)
Total Foreign Currency Exchange Contracts						$576	$(18,771)
10    NQ-DEX [8/20] 10/20 (1353947)

(Unaudited)
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection PurchasedMoody’s Ratings:
JPMCB - Republic of Indonesia 3.70% 1/8/22 BBB 6/20/25 - Quarterly	342,000	1.000%	$(53)	$4,085	$—	$(4,138)	$—
JPMCB - Republic of Brazil 4.25% 1/7/25 Bb2 9/20/25 - Quarterly	187,000	1.000%	10,640	10,113	527	—	—
Total CDS Contracts			$10,587	$14,198	$527	$(4,138)	$—
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(585).
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CDS – Credit Default Swap
CZK – Czech Republic Koruna
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JPY – Japanese Yen
KZT – Kazakhstan Tenge
NQ-DEX [8/20] 10/20 (1353947)    11

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
Summary of abbreviations: (continued)
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
MXN – Mexican Peso
REIT – Real Estate Investment Trust
USD – US Dollar
12    NQ-DEX [8/20] 10/20 (1353947)